FUTURE POLICY BENEFITS - Schedule of Revenue and Interest Recognized in the Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 1,206	$ 338	$ 1,333	$ 761
Interest Expense	660	105	791	221
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	93	101	185	206
Interest Expense	$ 23	$ 21	$ 44	$ 41